Benefit Plans	3 Months Ended
Mar. 31, 2016
Compensation and Retirement Disclosure [Abstract]
Benefit Plans
Benefit Plans

The following table presents the components of net periodic benefit cost with respect to our defined benefit pension plans:

(dollars in millions)	Three Months Ended March 31,
	2016	2015

Components of net periodic benefit cost - pension plans:
Interest cost	$4	$4
Expected return on assets	(4)	(5)
Net periodic benefit cost	$—	$(1)

We do not currently fund post retirement benefits.